CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY
Foreign currency translation adjustments, income taxes	¥ 0	¥ 0	¥ 0
Net loss attributable to redeemable non-controlling interests	¥ 2,592	¥ 2,807